Matthews Emerging Markets Discovery Active ETF	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 98.2%
	Shares	Value
China/Hong Kong: 25.8%
Full Truck Alliance Co., Ltd. ADR[b]	31,701	$230,466
Airtac International Group	4,000	138,735
Flat Glass Group Co., Ltd. H Shares	57,000	138,523
Zhihu, Inc. ADR[b]	188,538	128,941
Tongcheng Travel Holdings, Ltd.[b,c]	46,800	123,481
Silergy Corp.	10,000	102,176
Medlive Technology Co., Ltd.[c,d]	101,000	97,432
SITC International Holdings Co., Ltd.	40,000	73,086
Xtep International Holdings, Ltd.	115,500	71,575
Beijing Capital International Airport Co., Ltd. H Shares[b]	234,000	70,860
Ginlong Technologies Co., Ltd. A Shares	6,300	51,447
Hainan Meilan International Airport Co., Ltd. H Shares[b]	54,000	48,505
Centre Testing International Group Co., Ltd. A Shares	26,200	45,676
Hongfa Technology Co., Ltd. A Shares	12,900	43,264
Innovent Biologics, Inc.[b,c,d]	8,000	38,536
Peijia Medical, Ltd.[b,c,d]	78,000	36,476
OPT Machine Vision Tech Co., Ltd. A Shares	2,157	30,006
AK Medical Holdings, Ltd.[c,d]	44,000	27,660
Legend Biotech Corp. ADR[b]	390	21,875
Zhejiang HangKe Technology, Inc. Co. A Shares	6,408	18,720
CIFI Ever Sunshine Services Group, Ltd.[c]	90,000	14,834
WuXi XDC Cayman, Inc.[b]	2,000	4,677
Total China/Hong Kong		1,556,951

India: 22.5%
Shriram Finance, Ltd.	12,303	348,161
Bandhan Bank, Ltd.[c,d]	142,362	307,247
Phoenix Mills, Ltd.	5,435	181,344
Radico Khaitan, Ltd.	4,859	100,658
Finolex Cables, Ltd.	8,073	96,892
UNO Minda, Ltd.	8,615	70,731
Rainbow Children’s Medicare, Ltd.	3,789	58,948
Cartrade Tech, Ltd.[b]	6,966	53,292
Barbeque Nation Hospitality, Ltd.[b]	8,823	52,667
Hindware Home Innovation, Ltd.	9,692	43,775
Shankara Building Products, Ltd.	3,596	27,644
HEG, Ltd.	813	17,976
Total India		1,359,335

Taiwan: 13.3%
M31 Technology Corp.	6,000	240,911
Wiwynn Corp.	3,000	205,290
Elite Material Co., Ltd.	9,000	113,331
Andes Technology Corp.	6,000	79,585
Poya International Co., Ltd.	3,000	46,636
AURAS Technology Co., Ltd.	2,000	41,183
AP Memory Technology Corp.	3,000	36,371
Formosa Sumco Technology Corp.	7,000	35,981
Total Taiwan		799,288

Brazil: 8.8%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	106,500	177,658
Grupo SBF SA	58,300	150,829
YDUQS Participacoes SA	38,800	140,378

	Shares	Value
Vivara Participacoes SA	12,100	$61,400
Total Brazil		530,265

South Korea: 8.2%
Hugel, Inc.[b]	1,610	230,931
Eugene Technology Co., Ltd.	3,836	121,384
Advanced Nano Products Co., Ltd.	740	72,722
Solus Advanced Materials Co., Ltd.	4,311	56,135
Ecopro BM Co., Ltd.[b]	60	12,368
Total South Korea		493,540

Chile: 4.5%
Parque Arauco SA	64,595	95,182
Lundin Mining Corp.	7,200	73,743
Banco de Credito e Inversiones SA	2,240	63,967
Aguas Andinas SA Class A	126,534	36,895
Total Chile		269,787

Saudi Arabia: 4.2%
Saudi Tadawul Group Holding Co.	2,792	203,082
Seera Group Holding[b]	7,005	53,044
Total Saudi Arabia		256,126

Philippines: 2.8%
GT Capital Holdings, Inc.	9,910	124,106
Cebu Air, Inc.[b]	83,200	47,361
Total Philippines		171,467

Poland: 1.9%
InPost SAb	7,388	113,981
Total Poland		113,981

Vietnam: 1.4%
Military Commercial Joint Stock Bank	38,800	39,903
Mobile World Investment Corp.	14,000	28,796
Nam Long Investment Corp.	8,000	14,132
Total Vietnam		82,831

Indonesia: 1.1%
PT Mitra Adiperkasa Tbk	472,800	54,273
PT Summarecon Agung Tbk	445,600	14,895
Total Indonesia		69,168

Thailand: 1.0%
Siam Wellness Group Public Co., Ltd. F Shares[b]	171,900	60,774
Total Thailand		60,774

South Africa: 0.9%
Transaction Capital, Ltd.[b]	117,857	54,397
Total South Africa		54,397

Mexico: 0.9%
Banco del Bajio SAc,d	13,300	51,850
Total Mexico		51,850
matthewsasia.com   |  800.789.ASIA    1

Matthews Emerging Markets Discovery Active ETF	March 31, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Bangladesh: 0.6%
BRAC Bank PLC	94,484	$34,694
Total Bangladesh		34,694

Turkey: 0.3%
Ford Otomotiv Sanayi AS	501	17,886
Total Turkey		17,886

TOTAL COMMON EQUITIES		5,922,340
(Cost $5,970,361)
PREFERRED EQUITIES: 1.9%
Brazil: 1.9%
Banco Pan SA, Pfd.	59,700	113,543
Total Brazil		113,543

TOTAL PREFERRED EQUITIES		113,543
(Cost $101,193)

Total Investments: 100.1%		6,035,883
(Cost $6,071,554)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.1%)		(8,200)
Net Assets: 100.0%		$6,027,683

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $559,201, which is 9.28% of net assets.
ADR	American Depositary Receipt
Pfd.	Preferred

2    MATTHEWS ASIA FUNDS